CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 94,685	$ 106,461	$ 46,172
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(15,081)	12,531	5,624
Unrealized gain from derivative instruments, net	0	143	29
Unrealized gain (loss) from available-for-sale securities, net	119	170	(56)
Realized gain from foreign currency translation adjustments	15,606	0	0
Realized gain (loss) from derivative instruments, net	0	0	0
Realized loss (gain) from available-for-sale securities	0	0	669
Equity in other comprehensive income (loss) of affiliated companies, net	(7,718)	0	0
Total other comprehensive income (loss), net of tax	(7,074)	12,844	6,266
Total Comprehensive income	87,611	119,305	52,438
Comprehensive income attributable to redeemable non-controlling interests	154	1,735	(1,021)
Comprehensive income attributable to non-controlling interests	6,918	30,794	24,892
Comprehensive income attributable Formula Systems (1985) shareholders	$ 80,539	$ 86,776	$ 28,567